SUPPLEMENT DATED DECEMBER 22, 2003


           TO THE PRINCIPAL VARIABLE CONTRACTS FUND, INC. PROSPECTUS


                               DATED MAY 1, 2003


In light of recent news stores alleging certain members of the mutual fund industry have been involved in permitting or facilitating practices referred to as "late trading" and "market timing," Principal Financial Group, Inc. ("The Principal") undertook a voluntary review of its practices, including the trading records of its employees. The Principal's General Counsel and internal auditors conducted the review. The review has been completed and found the following:
  . The Principal has not permitted any late trading.
  . The Principal has not entered into any special arrangements to permit select investors to engage in market timing.
  . The Principal has not engaged in any "portfolio peeking", the practice of allowing some investors access to portfolio information not generally available to the investing public.
  . Beginning in late 2000 The Principal imposed progressively more robust standards and protections in its separate accounts and thereafter in its mutual funds to further prevent improper market timing. These standards and practices have been applied consistently to customers as well as The Principal's own employees.
  . Some employees engaged in market-timing trades within their personal accounts, predominantly in The Principal's international 401(k) separate accounts The majority of these employees are no longer with the firm. Included in this group are two portfolio managers who engaged in this activity in their personal accounts within the funds they managed. They are no longer with Principal Global Investors ("PGI"). The vast majority of this activity took place between 1998 and 2000. No market timing activity by PGI portfolio managers has occurred since 2000.
  . Investment gains earned by employees related to mutual funds were $4,600. In addition, investment gains by employees related to The Principal's 401(k) separate accounts were $175,000. Restitution will be made to the impacted funds. Repayment methodology will be determined with the assistance of an independent advisor.

The Independent Directors of Principal Mutual Funds were kept fully apprised of the review.


PRINCIPAL VARIABLE CONTRACTS FUND, INC. - BALANCED ACCOUNT (MAY NOT BE AVAILABLE TO ALL CONTRACTS)

Mr. Ramsey is no longer part of the day-to-day management team for the Account.


PRINCIPAL VARIABLE CONTRACTS FUND, INC. - SMALLCAP ACCOUNT (MAY NOT BE AVAILABLE TO ALL CONTRACTS)

The day-to-day management of the Account is being performed by Todd Sanders.


TODD SANDERS, CFA is an equity analyst for Principal Global Investors, LLC focused on quantitative research. He joined the firm in 1998. Previously, Mr. Sanders was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in finance from Washington University and a Bachelor's Degree in Finance/Economics from the University of Missouri-Columbia. Mr. Sanders holds the Chartered Financial Analyst designation. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals (GARP) and the Association of Investment Management and Research
(AIMR).

PRINCIPAL VARIABLE CONTRACTS FUND, INC. - BOND ACCOUNT (MAY NOT BE AVAILABLE TO ALL CONTRACTS)

Under normal circumstances, the Account invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The rest of the Account's assets may be invested in: preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or securities rated less than the four highest grades of S&P or Moody's (i.e. less than investment grade) but not lower than CCC- (S&P) or Caa (Moody's).


The Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation maybe chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


PRINCIPAL VARIABLE CONTRACTS FUND, INC. - INTERNATIONAL ACCOUNT (MAY NOT BE AVAILABLE TO ALL CONTRACTS)

The day-to-day management of the Account is being performed by Paul Blankenhagen and Phyllis Vance.


PAUL H. BLANKENHAGEN, CFA is a portfolio manager at Principal Global Investors. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's Degree from Drake University and a Bachelor's Degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.


PHYLLIS J. VANCE, CFA is a portfolio manager at Principal Global Investors. She is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Ms. Vance is also active in company research and specializes in the health care, industrial and consumer discretionary sectors. She joined the firm in 1978. In 1980, she joined the investment team as an equity research analyst, and was named an international equity portfolio manager in 2000. Ms. Vance received a Bachelor's Degree in Industrial Administration from Iowa State University. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the Association for Investment Management and Research (AIMR).

          PRINCIPAL VARIABLE CONTRACTS FUND, INC. - UTILITIES ACCOUNT
                                IMPORTANT NOTICE


                       SUPPLEMENT DATED DECEMBER 16, 2003
           TO THE PRINCIPAL VARIABLE CONTRACTS FUND, INC. PROSPECTUS
                               DATED MAY 1, 2003

This supplement concerns a change to the Account's investment strategy.

Currently, the strategy is to invest at least 80% of the Account's net assets in stocks and other securities of utilities companies. In recent years, the dividend yields of utilities stocks have declined significantly and utilities stock prices have become more volatile. The Account's sub-advisor, Principal Global Investors, LLC ("Principal"), and the Fund's Board of Directors have concluded that these events make it difficult to achieve the Account's investment objective of high current income and long-term growth of capital.

Therefore, on December 15, 2003, the Board approved a revision to the investment strategy. The new strategy will reduce the Account's minimum investment in utilities securities to 25%. In addition, the new strategy will diversify the Account's assets more broadly, to include value equity securities, preferred securities, real estate investment trusts (REITs) and convertible securities. To better reflect the new investment strategy, the name of the Account will be changed to "Equity-Income Account."

To summarize, the Account's objective will not change, only the investment strategy through which the Account seeks to achieve its objective. The Account will continue to invest in equity securities that are expected to generate high income and long-term growth of capital. However, the Account will hold significantly fewer utility securities and will be more broadly diversified. These changes increase opportunities to add higher-yielding securities of all kinds.

The strategy and name changes will take effect on or shortly after March 1, 2004.

The following description reflects the Account's main strategies and risks after the change is implemented:

EQUITY-INCOME ACCOUNT

The Account seeks to achieve high current income and long-term growth of income and capital.

MAIN STRATEGIES
The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts (REITS) and convertible securities. In selecting securities, Principal places an emphasis on securities with potentially high dividend yields. Under normal market conditions, at least 25% of the assets of the Account are invested in securities of companies in the utilities industry with no policy to concentrate its assets in any segment of the utilities industry.

When determining how to invest the Account's assets in equity securities, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price-earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Account are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

In selecting preferred securities for the Account, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Account, Principal will assess the credit risk within the context of the yield available on the preferred security.

REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Account, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Account's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).

MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility which is a risk of investing in the Account. Another risk of investing in the Account is that its income may fluctuate in response to economic or political events or may be adversely affected by events specifically involving the companies issuing the securities it holds.

The Account may be subject to interest rate risk; that is, the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Account may have to reinvest the proceeds in securities with lower rates. In addition, the Account's appreciation may be limited by issuer call options having more value during times of declining interest rates.

Equity REITs are affected by the changes in the value of the properties owned by the trust. In addition, they:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because the Account invests at least 25% of its assets in utility securities, the Account is also subject to sector risk; that is, the possibility that the utilities sector may under-perform other sectors or the market as a whole. As Principal allocates more of the Account's portfolio holdings to the utilities sector, the Account's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Account may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

The value of the Account's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell Account shares when their value is less than the price you paid, you will loose money

INVESTOR PROFILE
The Account is generally a suitable investment for investors who seek dividends to generate income or to be reinvested for growth and accept fluctuations in the value of investments.

                   PRINCIPAL VARIABLE CONTRACTS FUND, INC. -
                              MIDCAP VALUE ACCOUNT
                             INFORMATION STATEMENT
                               DECEMBER 22, 2003

This Information Statement is provided in connection with an amendment of the sub-advisory agreement pursuant to which Neuberger Berman Management, Inc. ("Neuberger Berman") provides investment advisory services to the MidCap Value Account (the "Account") of Principal Variable Contracts Fund (the "Fund"), to permit Neuberger Berman to continue to act as the Account's sub-adviser.

Principal Management Corporation (the "Adviser") is the investment adviser for the Fund. The Fund and the Adviser, under an order from the Securities and Exchange Commission ("SEC"), may enter into and materially amend agreements with sub-advisers without obtaining shareholder approval. Specifically, the order permits the Adviser to hire one or more sub-advisers, change sub-advisers and reallocate management fees between itself and sub-advisers.

REASON FOR AMENDING THE SUB-ADVISORY AGREEMENT
----------------------------------------------
Neuberger Berman has provided investment advisory services as the sub-adviser to the Account since March 1, 1999. On July 22 Lehman Brothers Holdings Inc. ("Lehman Brothers") announced that it had entered into an agreement to purchase Neuberger Berman. This purchase was completed on October 31, 2003.

The acquisition of Neuberger Berman by Lehman Brothers resulted in an assignment of the sub-advisory agreement under the Investment Company Act of 1940 (the "'40 Act"). The assignment of the sub-advisory agreement resulted in the automatic termination of the agreement, as required by the '40 Act. Therefore, it was necessary for the Adviser to enter into an amended agreement to enable Neuberger Berman to continue to act as the Account's sub-adviser.

CONSIDERATIONS IN APPROVING THE AMENDED SUB-ADVISORY AGREEMENT
--------------------------------------------------------------
The Adviser recommended the continuation of the sub-advisory agreement with Neuberger Berman, and the Fund Board approved that continuation, for the same reasons that supported the initial hiring of the firm which included:
    . General reputation of the sub-adviser
    . The sub-adviser's length of experience in providing investment advisory services
    . The qualifications and experience of the sub-adviser's investment personnel
    . The sub-adviser's investment style, process and strategy
    . The sub-adviser's investment performance track record
    . The ability to support a business relationship with appropriate technology . Sub-advisory fees
    . Securities trading relationships
    . The sub-adviser's Code of Ethics and insider trading policies
    . The sub-adviser's familiarity with and understanding of the Investment
      Company Act of 1940
    . The sub-adviser's regulatory experience
    . The adequacy of the sub-adviser's compliance monitoring processes to assure the Account's portfolio is managed appropriately
    . The sub-adviser's proxy voting policies and procedures
    . The sub-adviser's policies regarding the selection and compensation of brokers that execute portfolio transactions for the Account and the broker's provision of brokerage and research services to the sub-adviser

After consideration of these and other factors, the Fund's Board of Directors, including the directors who are not "interested persons" of the Fund, the Adviser, Neuberger Berman or Lehman Brothers, unanimously voted to approve the Adviser's recommendation that Neuberger Berman continue as the sub-adviser for the Account. An amended sub-advisory agreement between the Adviser and Neuberger Berman was executed on October 31, 2003.

DESCRIPTION OF THE AMENDED SUB-ADVISORY AGREEMENT
-------------------------------------------------
The terms of the amended sub-advisory agreement are identical to the previous sub-advisory agreement between the Adviser and Neuberger Berman, except for the date of execution. A copy of the new sub-advisory agreement is available upon request by writing to the Fund at 680 8th Street, Des Moines, Iowa, 50392-2080.

Like the prior sub-advisory agreement, the new sub-advisory agreement essentially provides that Neuberger Berman will, among other things, (1) provide investment advisory services to the Account including providing investment advice and recommendations with respect to the Account's investments consistent with the Account's investment objective, and investment policies and restrictions, (2) arrange for the purchase and sale of the Account's portfolio securities, and (3) provide periodic reports regarding the investment services provided to the Account.

The sub-advisory fee paid to Neuberger Berman is the same under both the previous and the amended agreement. The Adviser pays Neuberger Berman a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Account as follows:

            SUB-ADVISORY FEE
            ----------------
 NET ASSET VALUE
 ---------------                     FEE
First $100 million                 0.500%
 Next $150  million                0.475%
 Next $250 million                 0.450%
Next $250 million                  0.425%
Over $750 million                  0.400%

Neuberger Berman Management, Inc. is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $56.0 billion in total assets (as of December 31, 2002) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

CERTAIN BROKERAGE MATTERS
-------------------------
Neuberger Berman selects brokers that execute portfolio transactions for the Account. While Neuberger Berman selects brokers primarily on the basis of their execution capabilities, the direction of transactions to such brokers may also be based on the quality and amount of the research and research-related services which they provide to Neuberger Berman and indirectly to Neuberger Berman's clients. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934 and are designed to augment Neuberger Berman's own internal research and investment strategy capabilities. A given service must provide lawful and appropriate assistance to the sub-adviser's investment decision-making responsibilities, and the cost of such service must bear a reasonable relationship to the value of the research or service being provided.

While Neuberger Berman's policy is to seek best execution, there may be occasions where Neuberger Berman may use a broker that charges higher transaction costs if Neuberger Berman determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage and research services provided by the broker. Neuberger Berman may also select any of its affiliates to execute brokerage for the Account if Neuberger Berman believes their affiliated company can execute such brokerage transactions consistent with the objective of obtaining "best execution".

OTHER INFORMATION
-----------------
Address of Adviser, Principal Underwriter and Transfer Agent. The address of the Adviser, Underwriter (Princor Financial Services Corporation) and Transfer Agent (Principal Management Corporation) is 680 8th Street, Des Moines, Iowa, 50309.